Related Party Transactions (Details) - Schedule of balances with related parties - CAD ($)	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Schedule of Balances with Related Parties [Abstract]
Amounts owed to officers	$ 185,830	$ 2,260
Amounts owed to directors	96,014	6,000
Total amounts owed	$ 281,844	$ 8,260